Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure of interests in associates and joint ventures [text block]
b) Interests in associates and

joint ventures
As of 31 December 2022 and 2021,

no associate or joint

venture was individually material to

the Group. Also, there were
no significant restrictions on the

ability of associates

or joint ventures to

transfer funds to

UBS Group AG or

its subsidiaries
as cash

dividends or

to repay

loans or

advances made.

There

were no

quoted market

prices for

any associates

or joint
ventures of the Group.
In 2022,

UBS

reclassified its

minority

investment

(
49
%) in

its Japanese

real

estate joint

venture, Mitsubishi

Corp.-UBS
Realty Inc.,

of

USD
44
m

to
Properties

and

other

non-current

assets

held

for

sale

and

sold

the

shareholding.

The sale
resulted in a

pre-tax gain of

USD
848
m in

2022, which was recognized

in
Other income
. UBS’s asset

management, wealth
management and investment banking

businesses operating in Japan

were not affected by the sale.
Investments in associates and joint

ventures
USD m 2022 2021
Carrying amount at the beginning of the year 1,243 1,557
Additions 3 1
Reclassifications
1
(44) (386)
Share of comprehensive income (41) 150
of which: share of net profit
2
32 105
of which: share of other comprehensive income
3
(73) 45
Share of changes in retained earnings 0 1
Dividends received (31) (39)
Foreign currency translation (30) (39)
Carrying amount at the end of the year 1,101 1,243
of which: associates 1,098 1,200
of which: SIX Group AG, Zurich
4
954 1,043
of which: other associates 144 157
of which: joint ventures 3 43
of which: Mitsubishi Corp.-UBS Realty Inc.,

Tokyo
1
40
of which: other joint ventures 3 3
1 In 2022, UBS reclassified

its minority investment

(
49
%) in Mitsubishi Corp.-UBS

Realty Inc. of USD
44
m to Properties and

other non-current assets

held for sale and sold

the investment in the

same year.

In 2021,
UBS reclassified its minority investment

(
48.8
%) in Clearstream Fund Centre

AG of USD
386
m to Properties and other non-current

assets held for sale and sold the

investment in the same year.

2 For 2022, consists
of USD 27 m from associates and USD 5 m from joint ventures (for 2021, consists of USD 79 m from associates and USD 26
m from joint ventures).

3 For 2022, consists of negative USD
73 m from associates (for 2021,
consists of USD 44
m from associates and

USD
1
m from joint ventures).

4 In 2022, UBS

AG’s equity interest

amounted to
17.31
%. UBS AG is represented

on the Board of Directors.

UBS AG
Entity [Table]
Disclosure of interests in associates and joint ventures [text block]
Note 28

Interests in subsidiaries and other entities

(continued)

b) Interests in associates and

joint ventures
As of 31 December 2022

and 2021,

no associate or joint venture

was individually material

to UBS AG. Also,

there were
no significant

restrictions on

the ability of

associates or

joint ventures

to transfer funds

to UBS

AG or its

subsidiaries as
cash

dividends

or

to

repay

loans

or

advances

made.

There

were

no

quoted

market

prices

for

any

associates

or

joint
ventures of UBS AG.
In 2022, UBS AG reclassified its minority investment ( 49%) in its Japanese real estate joint venture, Mitsubishi Corp.-UBS
Realty Inc.,

of

USD
44
m

to
Properties

and

other

non-current

assets

held

for

sale

and

sold

the

shareholding.

The sale
resulted in

a pre-tax gain

of USD
848
m in 2022, which

was recognized in
Other income
. UBS

AG’s asset management,
wealth management and investment banking

businesses operating in Japan

were not affected by the sale.
Investments in associates and joint

ventures
USD m 2022 2021
Carrying amount at the beginning of the year 1,243 1,557
Additions 3 1
Reclassifications
1
(44) (386)
Share of comprehensive income (41) 150
of which: share of net profit
2
32 105
of which: share of other comprehensive income
3
(73) 45
Share of changes in retained earnings 0 1
Dividends received (31) (39)
Foreign currency translation (30) (39)
Carrying amount at the end of the year 1,101 1,243
of which: associates 1,098 1,200
of which: SIX Group AG, Zurich
4
954 1,043
of which: other associates 144 157
of which: joint ventures 3 43
of which: Mitsubishi Corp.-UBS Realty Inc.,

Tokyo
1
40
of which: other joint ventures

3

3
1 In 2022, UBS AG reclassified its minority investment ( 49
%) in Mitsubishi Corp.-UBS Realty

Inc. of USD
44
m to Properties and other non-current assets held for sale and sold the investment in the same year. In 2021,
UBS AG reclassified

its minority

investment (
48.8
%) in Clearstream

Fund Centre

AG of

USD
386
m to Properties

and other

non-current assets

held for sale

and sold the investment

in the same

year.

2 For 2022,
consists of USD 27
m from associates and

USD
5
m from joint ventures (for 2021,

consists of USD
79
m from associates and

USD
26
m from joint ventures).

3 For 2022, consists

of negative USD
73 m from associates
(for 2021, consists of USD 44 m from associates and USD 1
m from joint ventures).

4 In 2022, UBS AG’s

equity interest amounted

to
17.31
%. UBS AG is represented

on the Board of Directors.